Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fund Institutional)	Vanguard Emerging Markets Government Bond Index Fu Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	105
3 YEAR	171
5 YEAR	242
10 YEAR	453